Income Tax - Additional Information (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax [Line items]
Estimated income tax rate		34.60%
Scenario Forecast
Income Tax [Line items]
Estimated income tax rate	34.40%